Investment Strategy	Mar. 31, 2026
S000050481 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the performance of the Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the companies included in the Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. These companies are domiciled in emerging market countries, excluding companies domiciled, or whose stock is listed for trading on an exchange, in China, as well as companies domiciled in Hong Kong. The Fund defines “emerging market” countries as those that are in the intermediate stages of their economic development and classified by Columbia Management Investment
Advisers, LLC (Columbia Management or the Investment Manager) as “Emerging Markets.” The Fund may invest in companies of all capitalization sizes, which includes small capitalization (small cap) companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion), mid-capitalization (mid cap) companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion) as well as large capitalization companies. A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. dollar.
The Fund typically utilizes a “representative sampling” strategy whereby the Fund invests in some, but not all, of the component securities of the Index, that collectively, in the opinion of the Investment Manager, have an investment profile similar to that of the Index. As such, the Fund may not track the Index with the same degree of accuracy as would an investment vehicle replicating (or investing in) the entire Index. Under certain circumstances or conditions or due to other factors, including, for example, the size of the Fund’s portfolio, the Fund may use a full replication strategy, which means that the Fund will seek to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index. When securities are deleted from the Index, the Investment Manager will typically remove these securities from the Fund’s portfolio. However, in the discretion of the Investment Manager, the Fund may remain invested in securities that were deleted from the Index until the next rebalancing of the Fund.
The Fund invests in specific countries or geographic regions to approximately the same extent as the Index. The Fund concentrates its investments (i.e., holds 25% or more of its net assets) in a particular industry or group of industries or even issuers to approximately the same extent that the Index is concentrated. As of March 31, 2026, the Index (and therefore the Fund) was concentrated in the financials and information technology sectors.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the companies included in the Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. These companies are domiciled in emerging market countries, excluding companies domiciled, or whose stock is listed for trading on an exchange, in China, as well as companies domiciled in Hong Kong. The Fund defines “emerging market” countries as those that are in the intermediate stages of their economic development and classified by Columbia Management Investment
Advisers, LLC (Columbia Management or the Investment Manager) as “Emerging Markets.” The Fund may invest in companies of all capitalization sizes, which includes small capitalization (small cap) companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion), mid-capitalization (mid cap) companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion) as well as large capitalization companies. A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. dollar.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	These companies are domiciled in emerging market countries, excluding companies domiciled, or whose stock is listed for trading on an exchange, in China, as well as companies domiciled in Hong Kong.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the companies included in the Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.
S000032847 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the performance of the Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Indian consumer companies included in the Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Indian consumer companies as companies that are included in the Index at the time of purchase, which include companies in India whose businesses involve: automobiles and parts, beverages, food production, household goods, leisure goods, personal goods, food and drug retail, general retail, media, travel and leisure, and tobacco. The Fund may invest in companies of all capitalization sizes, which includes small capitalization (small cap) companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion), mid-capitalization (mid cap) companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion) as well as large capitalization companies. A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. dollar.
The Fund intends to replicate the constituent securities of the Index as closely as possible, including using ADRs, GDRs or ordinary local shares.
The Fund concentrates its investments (i.e., holds 25% or more of its net assets) in a particular industry or group of industries or even issuers to approximately the same extent that the Index is concentrated. As of March 31, 2026, the Index (and therefore the Fund) was concentrated in the consumer discretionary and consumer staples sectors.
The Fund may operate as non-diversified when the Index is non-diversified. A non-diversified fund can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Indian consumer companies included in the Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Indian consumer companies as companies that are included in the Index at the time of purchase, which include companies in India whose businesses involve: automobiles and parts, beverages, food production, household goods, leisure goods, personal goods, food and drug retail, general retail, media, travel and leisure, and tobacco. The Fund may invest in companies of all capitalization sizes, which includes small capitalization (small cap) companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion), mid-capitalization (mid cap) companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion) as well as large capitalization companies. A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. dollar.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund defines Indian consumer companies as companies that are included in the Index at the time of purchase, which include companies in India whose businesses involve: automobiles and parts, beverages, food production, household goods, leisure goods, personal goods, food and drug retail, general retail, media, travel and leisure, and tobacco.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Indian consumer companies included in the Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.
S000028760 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund (ETF) that seeks to track the performance of the Index. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)) of companies located in emerging market countries. “Emerging market” countries are those included in the Solactive GBS Emerging Markets Large & Mid Cap USD Index. The Index reflects a rules-based strategic beta approach to investing in the companies that comprise the Solactive GBS Emerging Markets Large & Mid Cap USD Index (also referred to as the Starting Universe), with the Index designed to seek to achieve stronger total return when compared with the Starting Universe, which is a broad measure of the performance of emerging markets large- and mid-cap growth and value companies. The Index, like the Starting Universe, and therefore the Fund, typically holds only common stocks and depositary receipts.
The Index was designed by the Fund’s investment adviser, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). The Index is owned and calculated by Solactive AG. "Solactive" is a trademark of Solactive AG.
The Index is comprised of a subset of the companies within the Solactive GBS Emerging Markets Large & Mid Cap USD Index. With a starting point of the Solactive GBS Emerging Markets Large & Mid Cap USD Index, the Index was designed to reflect the performance of emerging markets large- and mid-cap growth and value companies through the application of a rules-based methodology that takes into account company quality, value, and catalyst (e.g., price momentum and business momentum) factors. The Index construction methodology typically results in approximately 325-400 Index holdings, but this range can fluctuate because the Index has no constraints on number of holdings.
The Fund typically utilizes a “representative sampling” strategy whereby the Fund invests in some, but not all, of the component securities of the Index. As such, the Fund may not track the Index with the same degree of accuracy as would an investment vehicle replicating (or investing in) the entire Index. Under certain circumstances or conditions or due to other factors, including, for example, the size of the Fund’s portfolio, the Fund may use a full replication strategy, which means that the Fund will seek to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index.
The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the Index.
The Fund is passively managed and thus Columbia Management does not provide day-to-day active management of the Fund’s assets based on its view of the investment merits of a security or company, nor does it conduct fundamental investment research or analysis, or seek to forecast or otherwise consider market movements, conditions, or trends in the day-to-day management of the Fund’s assets. The Fund pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
In connection with its representative sampling approach, the Fund seeks to invest in specific countries or geographic regions, including the Greater China region and India, to approximately the same extent as the Index.  The Fund may seek investment exposure to Chinese companies operating in certain sectors using a structure known as a variable interest entity (a VIE), rather than an equity ownership in the Chinese company. The Fund concentrates its investments (i.e., holds 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. As of March 31, 2026, the Index (and therefore the Fund) was concentrated in the financials and information technology sectors.
The Index is reconstituted semi-annually in May and November.
The Fund may invest up to 20% of its assets in other securities or instruments not included within the Index that the Investment Manager believes will help the Fund track the Index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund is an exchange-traded fund (ETF) that seeks to track the performance of the Index. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)) of companies located in emerging market countries. “Emerging market” countries are those included in the Solactive GBS Emerging Markets Large & Mid Cap USD Index. The Index reflects a rules-based strategic beta approach to investing in the companies that comprise the Solactive GBS Emerging Markets Large & Mid Cap USD Index (also referred to as the Starting Universe), with the Index designed to seek to achieve stronger total return when compared with the Starting Universe, which is a broad measure of the performance of emerging markets large- and mid-cap growth and value companies. The Index, like the Starting Universe, and therefore the Fund, typically holds only common stocks and depositary receipts.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)) of companies located in emerging market countries. “Emerging market” countries are those included in the Solactive GBS Emerging Markets Large & Mid Cap USD Index.